787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

June 15, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.
Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
Securities Act File No. 33-21844
Investment Company Act File No. 811-5555

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Sanford C. Bernstein Fund, Inc., a Maryland corporation (the “Fund”), Post-Effective Amendment No. 66 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.

The Amendment relates to the following portfolios, each a series of the Fund:

S000011059     AB International Portfolio

S000011058     AB Tax-Managed International Portfolio

S000011060     AB Intermediate New York Municipal Portfolio

S000011051     AB Intermediate California Municipal Portfolio

S000011055     AB Intermediate Diversified Municipal Portfolio

S000011053     AB Short Duration Portfolio

The Amendment designates an effective date of June 26, 2015 pursuant to Rule 485(b)(1)(iii) under the 1933 Act.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy